Average Annual Total Returns{- Fidelity® Independence Fund} - 11.30 Fidelity Independence Fund - K PRO-10 - Fidelity® Independence Fund	Fidelity Independence Fund-Class K Return Before Taxes Past 1 year	Fidelity Independence Fund-Class K Return Before Taxes Past 5 years	Fidelity Independence Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.38%	14.66%	12.82%	18.40%	15.22%	13.88%